ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of company's subsidiaries and variable interest entity

        As of December 31, 2013, the Company's subsidiaries are as follows:

  Subsidiaries

Subsidiaries	Later of date of incorporation or acquisition	Place of incorporation	Percentage of legal ownership
Pactera Technology Japan Co., Ltd. ("Pactera Japan")	August 1, 2002	Japan	100%
DMK International, Inc. ("DMK International")	September 4, 2003	U.S.	100%
Dalian Pactera Technology Limited ("Pactera Dalian") (formerly known as HiSoft Technology (Dalian) Co., Ltd.)	July 27, 2004	PRC	100%
Pactera Systems (Hong Kong) Limited ("Pactera Systems Hong Kong")	October 12, 2005	Hong Kong	100%
Shenzhen Pactera Systems Limited ("Pactera Shenzhen Systems")	November 9, 2005	PRC	100%
HiSoft Services (Beijing) Limited ("HiSoft Beijing")	November 10, 2005	PRC	100%
Pactera Technologies NA, Inc. ("Pactera NA")	December 31, 2006	U.S.	100%
Chengdu Pactera Technology Limited ("Pactera Chengdu") (formerly known as HiSoft Technology (Chengdu) Co., Ltd.)	April 4, 2007	PRC	100%
Pactera Singapore Pte. Ltd. ("Pactera Singapore") (formerly known as Hisoft Technology (Singapore) Pte Ltd.)	December 1, 2007	Singapore	100%
Wuxi Pactera Technology Limited ("Pactera Wuxi") (formerly known as Wuxi HiSoft Services Limited)	January 8, 2009	PRC	100%
AllianceSPEC Pte. Ltd. ("AllianceSPEC")	December 1, 2009	Singapore	100%
Wuxi Pactera Technology Training Limited ("Wuxi Training Center") (formerly known as Wuxi Hisoft Technology Training Co,. Ltd.)	December 25, 2009	PRC	100%
Beijing Horizon Information & Technology Co., Ltd. ("Horizon Information")	February 1, 2010	PRC	100%
Insurance Systems Laboratory Co., Ltd. ("ISL")	July 1, 2010	Japan	100%
Beijing Pactera Jinxin Technology Limited ("Pactera Jinxin") (formerly known as HiSoft Jinxin Technology (Beijing) Co., Ltd.)	January 26, 2011	PRC	100%
NouvEON Technology Partners, Inc. ("NouvEON")	July 1, 2011	U.S.	100%
Shanghai HURO Digital Technology Co., Ltd. ("HURO")	October 1, 2011	PRC	100%
Pactera Holdings Spain, S.L. (formerly known as Logoscript International S.L.) and its subsidiaries ("Pactera Spain")	February 1, 2012	Spain	100%
Beijing Pactera Glorycube Technology Limited ("Glory") (formerly known as Beijing GloryCube Technology Co., Ltd.)	June 1, 2012	PRC	100%
Bearing Point Holdings Pty. Limited and its subsidiaries ("Bearing Point")	July 1, 2012	Australia	100%
Shenzhen Pactera Information Limited ("Pactera Shenzhen Information") (formerly known as HiSoft Technology (Shenzhen) Co., Ltd.	May 11, 2012	PRC	100%
VanceInfo Technologies Inc. ("VanceInfo")	November 9, 2012	Cayman Islands	100%
Pactera Technology Limited ("Pactera Beijing") (formerly known as VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
Pactera Technology Limited ("Pactera BVI")	November 9, 2012	BVI	100%
Pactera Technologies Inc. ("Pactera US")	November 9, 2012	U.S.	100%
Pactera (Hong Kong) Limited ("Pactera Hong Kong")	November 9, 2012	Hong Kong	100%
Shanghai Pactera Technology Limited ("Pactera Shanghai Technology") (formerly known as Shanghai VanceInfo Technologies Limited)	November 9, 2012	PRC	100%
VanceInfo Technologies Limited ("VanceInfo Tianjin")	November 9, 2012	PRC	100%
Shanghai Pactera Software Technology Limited ("Pactera Shanghai") (formerly known as Shanghai VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
Pactera Malaysia Inc. Sdn. Bhd. ("Pactera Malaysia")	November 9, 2012	Malaysia	100%
Shenzhen Pactera Technology Limited ("Pactera Shenzhen") (formerly known as Shenzhen VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
Nanjing Pactera Technology Limited ("Pactera Nanjing") (formerly known as Nanjing VanceInfo Creative Software Technology Limited)	November 9, 2012	PRC	100%
TP Teleservices Limited ("TP Teleservices")	November 9, 2012	Hong Kong	100%
TP (Hong Kong) Limited ("TP Hong Kong")	November 9, 2012	Hong Kong	100%
TP Consultants Limited ("TP Consultants")	November 9, 2012	Hong Kong	100%
TP (Taiwan) Limited ("TP Taiwan")	November 9, 2012	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. ("TP Shanghai")	November 9, 2012	PRC	100%
Pactera Financial Service Limited ("Pactera Financial Services") (formerly named "Link Result Limited")	November 9, 2012	Hong Kong	100%
Pactera Data Service (Shanghai) Limited ("Pactera Data") (formerly known as VanceInfo Data Service (Shanghai) Limited)	November 9, 2012	PRC	100%
Beijing Viatt Information Technology Co., Ltd. ("Beijing Viatt")	November 9, 2012	PRC	100%
Lifewood Technology Limited ("Lifewood Technology")	November 9, 2012	Hong Kong	100%
Lifewood Data Technology Limited ("Lifewood Data")	November 9, 2012	Hong Kong	100%
Lifewood Data Technology (Dongguan) Limited ("Lifewood Dongguan")	November 9, 2012	PRC	100%
Pactera Technologies Australia Pty Ltd ("Pactera Australia") (formerly known as VanceInfo Technologies Australia Pty. Ltd.)	November 9, 2012	Australia	100%
Beijing Data Pioneer Information Technology Co., Ltd. ("Beijing DPC")	November 9, 2012	PRC	100%
Beijing Kang Pu Wei Century Information Technology Co., Ltd. ("Beijing KPW")	November 9, 2012	PRC	100%
VanceInfo Singapore Pte. Ltd. ("VanceInfo Singapore")	November 9, 2012	Singapore	100%
Pactera Financial Solutions Limited ("Pactera Financial Solutions")	November 9, 2012	BVI	100%
Beijing Sunwin Corporation Limited ("Sunwin")	November 9, 2012	PRC	100%
Beijing Pactera Airsoft Technology Limited ("Pactera Airsoft") (formerly known as Beijing VanceInfo Airsoft Technology Ltd.)	November 9, 2012	PRC	100%
Suzhou VanceInfo Creative Software Technology Limited ("VanceInfo Suzhou")	November 9, 2012	PRC	100%
Wuxi Pactera Outsourcing Service Limited ("Pactera Outstanding")	May 10, 2013	PRC	100%
Pactera Technology (Mauritius) Limited ("Pactera Mauritius")	August 20, 2013	Mauritius	100%